Basis of Presentation and General information, Revenue from Charters (Details) - Revenues [Member] - Customer Concentration [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Charterers [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	80.00%	75.00%	54.00%
Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	42.00%	31.00%	25.00%
Charterer B [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	28.00%	18.00%	0.00%
Charterer C [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	10.00%	0.00%	0.00%
Charterer D [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	26.00%	15.00%
Charterer E [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	14.00%